Cover	May 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2025
Registrant Name	FRP HOLDINGS, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	001-36769
Entity Tax Identification Number	47-2449198
Entity Address, Address Line One	200 W. FORSYTH STREET
Entity Address, Address Line Two	7TH FLOOR
Entity Address, City or Town	JACKSONVILLE
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	858-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000844059